Investment in Associates and Joint Ventures	12 Months Ended
Oct. 31, 2024
Investments in Associates and Joint Ventures [Abstract]
Investment in Associates and Joint Ventures
NOTE 12: INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over

The Charles Schwab Corporation (“Schwab”)

and the ability to participate in the financial

and operational policy-making
decisions of Schwab through a combination

of the Bank’s ownership, board representation

and the insured deposit account agreement

between the Bank and
Schwab. As such, the Bank accounts for its

investment in Schwab using the equity

method. The Bank’s share of Schwab’s earnings available

to common
shareholders is reported with a one-month

lag. The Bank takes into account changes

in the one-month lag period that would

significantly affect the results.
On August 21, 2024, the Bank sold 40.5

million shares of common stock of Schwab for

proceeds of approximately $
3.4

billion (US$
2.5

billion). The share sale
reduced the Bank’s ownership interest in Schwab

from
12.3 % to 10.1
%. The Bank recognized approximately

$
1.0

billion (US$
0.7

billion) as other income (net of
$ 0.5

billion (US$
0.4

billion) loss from AOCI reclassified

to earnings), in the fourth quarter of fiscal 2024.

The Bank continues to account for its investment

in
Schwab using the equity method.
As at October 31, 2024, the Bank’s reported investment

in Schwab was approximately
10.1% (October 31, 2023 – 12.4%), consisting of 7.5 % of the outstanding voting common shares and the remainder

in non-voting common shares of Schwab

with an aggregate fair value of $
18

billion (US$
13

billion) (October 31, 2023 –
$ 16

billion (US$
12

billion)) based on the closing price of US$
70.83

(October 31, 2023 – US$
52.04 ) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder

agreement (the “Stockholder Agreement”)

under which the Bank has the right to designate

two members of
Schwab’s Board of Directors and has representation

on two Board Committees, subject to

the Bank meeting certain conditions. The Bank’s designated

directors
currently are the Bank’s Group President and

Chief Executive Officer and the Bank’s former Chair

of the Board. Under the Stockholder

Agreement, the Bank is not
permitted to own more than 9.9
% voting common shares of Schwab,

and the Bank is subject to customary

standstill restrictions and subject to certain exceptions,
transfer restrictions.
The carrying value of the Bank’s investment in

Schwab of $
9.0

billion as at October 31, 2024 (October

31, 2023 – $
8.9

billion) represents the Bank’s share of
Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles,

and cumulative translation adjustment.

The Bank’s share of net income from its investment
in Schwab of $ 703

million during the year ended October 31, 2024

(October 31, 2023 – $
864

million), reflects net income after adjustments

for amortization of
certain intangibles net of tax.
The following tables represent the gross

amount of Schwab’s total assets, liabilities, net

revenues, net income available to common
stockholders, other comprehensive income (loss),

and comprehensive income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
September 30 September 30
2024 2023
Total assets $ 630,363 $ 644,139
Total liabilities 566,502 592,923
(millions of Canadian dollars) For the years ended September 30
2024 2023
Total net revenues $ 25,493 $ 26,811
Total net income available to common stockholders 6,376 7,483
Total other comprehensive income (loss) 8,356 3,247
Total comprehensive income (loss)

14,732

10,730
Insured Deposit Account Agreement
On November 25, 2019, the Bank and Schwab

signed an insured deposit account agreement

(the “2019 Schwab IDA Agreement”), with an

initial expiration date of
July 1, 2031. Under the 2019 Schwab IDA

Agreement, starting July 1, 2021, Schwab

had the option to reduce the deposits by

up to US$
10

billion per year (subject
to certain limitations and adjustments),

with a floor of US$
50

billion. In addition, Schwab requested some

further operational flexibility to allow for the

sweep
deposit balances to fluctuate over time, under

certain conditions and subject to certain limitations.
On May 4, 2023, the Bank and Schwab entered

into an amended insured deposit account

agreement (the “2023 Schwab IDA Agreement”

or the “Schwab IDA
Agreement”), which replaced the 2019 Schwab

IDA Agreement. Pursuant to the 2023 Schwab

IDA Agreement, the Bank continues to make

sweep deposit
accounts available to clients of Schwab. Schwab

designates a portion of the deposits

with the Bank as fixed-rate obligation amounts

(FROA). Remaining deposits
are designated as floating-rate obligations.

In comparison to the 2019 Schwab IDA Agreement,

the 2023 Schwab IDA Agreement extends

the initial expiration date
by three years to July 1, 2034 and provides

for lower deposit balances in its first six

years, followed by higher balances in

the later years. Specifically, until
September 2025, the aggregate FROA

will serve as the floor. Thereafter, the floor will be set at US$
60

billion. In addition, Schwab had the option

to buy down up
to $ 6.8

billion (US$
5

billion) of FROA by paying the Bank certain

fees in accordance with the 2023 Schwab

IDA Agreement, subject to certain limits.
By the end of the first quarter of fiscal 2024,

Schwab had fully exercised its option to buy

down up to US$
5

billion of FROA and had paid a total of

$
337

million
(US$ 250

million) in termination fees to the Bank in

accordance with the 2023 Schwab IDA Agreement.

The fees were intended to compensate

the Bank for losses
incurred from discontinuing certain hedging relationships

and for lost revenues. The net impact

was recorded in net interest income.
Refer to Note 27 for further details on

the Schwab IDA Agreement.
INVESTMENT IN OTHER ASSOCIATES OR JOINT VENTURES
Except for Schwab as disclosed above,

the Bank did not have investments in associates

or joint ventures which were individually

material as of October 31, 2024,
or October 31, 2023. The carrying amount

of the Bank’s investment in other associates and

joint ventures as at October 31, 2024 was

$
4.9

billion
(October 31, 2023 – $ 4.2

billion).
Other associates and joint ventures consisted

predominantly of investments in private

funds or partnerships that make equity investments,

provide debt
financing or support community-based tax-advantaged

investments. The investments in these

entities generate a return primarily through

the realization of U.S.
federal and state income tax credits,

including Low Income Housing Tax Credits, New Markets Tax Credits,

and Historic Tax Credits.